16. Short-term borrowings and long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of short-term borrowings and long-term borrowings
	December 31, 2017	December 31, 2016
Short-term bank borrowings	$8,050	$11,769
Loan financing through on-line platform	92,769	67,219
Other short-term borrowings	–	3,068
Current portion of long-term borrowings	7,907	2,078
Total short-term borrowings and current portion of long-term borrowings	108,726	84,134
Long term bank borrowings	9,498	2,936
Other long-term borrowings	8,232	7,710
Loan financing through on-line platform, noncurrent	–	6,525
Total long-term borrowings	17,730	17,171
Less: current portion of long-term borrowings	(7,907)	(2,078)
Total long-term borrowings, excluding current portion	9,823	15,093
Total borrowings	$118,549	$99,227

Schedule of maturities of the long-term borrowings
2018	$7,907
2019	577
2020	608
2021	630
2022	659
Thereafter	7,349
$17,730